Depreciation, Amortization, and Impairment - Schedule of Assumptions Used in Calculating the Recoverable Amount (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	5.20%	5.20%	5.20%
Projected inflation rate	3.00%	3.00%	3.00%
Discount rate	9.33%	9.33%	9.50%
Percent of annual increase in loans and deposits		7.30%
Perpetuity growth rate	79.84%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	6.50%
Projected inflation rate	3.00%
Discount rate	12.31%
Perpetuity growth rate	59.79%
Bottom of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate		30.00%
Bottom of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	7.00%	7.00%	7.00%
Solvency index limit	15.14%	15.14%	12.77%
Perpetuity growth rate	30.00%
Bottom of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	6.25%
Solvency index limit	10.00%
Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate		50.00%
Top of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	10.00%	10.00%	10.00%
Solvency index limit	15.23%	15.23%	13.11%
Perpetuity growth rate	50.00%
Top of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans growth	8.82%
Solvency index limit	11.70%